Lease Obligations and Commitments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease Obligations and Commitments [Abstract]
Schedule of Lease Liabilities
	$
Lease liabilities recognized as of January 1, 2022		367,884
Change in lease liabilities		(239,234)
Lease liabilities recognized as of January 1, 2023		128,560
Change in lease liabilities		(128,560)
Less: current portion		(0)
At September 30, 2023 – non-current portion		0

Schedule of Lease Liabilities
$
Lease liabilities recognized as of January 1, 2021	641,251
Change in lease liabilities	(211,547)
Foreign exchange adjustment	(61,820)
Lease liabilities recognized as of January 1, 2022	367,884
Change in lease liabilities	(239,324)
Less: current portion	128,560
At December 31, 2022 – non-current portion	—

Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2022 are as follows:
Year	Amount
($)
2023	131,576